STOCKBASED COMPENSATION	12 Months Ended
Dec. 31, 2023
STOCKBASED COMPENSATION
STOCK-BASED COMPENSATION

9. STOCK-BASED COMPENSATION

Stock-based compensation consists of:

	December 31,	December 31,	December 31,
Type of Security	2023	2022	2021
Price Appreciation Certificates	$2,626,959	$1,049,965	$599,784
Options issued to outside directors and consultants	356,660	94,997	59,979
Common stock issued for services	111,550	97,400	57,400
Totals	$3,095,169	$1,242,362	$717,163

The following is a summary of the compensatory securities activity for the period December 31, 2020 to December 31, 2023:

Common stock equivalent	Price Appreciation Certificates	Options	Total
Number outstanding at December 31, 2020	505,400,000	57,140,000	562,540,000
Granted	60,000,000	6,000,000	66,000,000
Cancelled	(15,000,000)	(5,250,000)	(20,250,000)
Number outstanding at December 31, 2021	550,400,000	57,890,000	608,290,000
Granted	105,000,000	9,500,000	114,500,000
Cancelled	(66,000,000)	(18,190,000)	(84,190,000)
Number outstanding at December 31, 2022	589,400,000	49,200,000	638,600,000
Granted	262,700,000	55,666,000	318,366,000
Cancelled	(162,700,000)	(19,650,000)	(184,350,000)
Number outstanding at December 31, 2023	689,400,000	85,216,000	774,616,000

PRICE APPRECIATION CERTIFICATES

In lieu of compensation the Company has entered into agreements (“Price Appreciation Certificates”) with David Lifschultz and Bruce Abbott whereby, at the request of the executives, the Company agrees to pay the equivalent sum of the rise in the Company’s stock price based on the agreed upon number of shares, from a fixed per share amount to the average of the last 10 trading days (volume weighted average price).

The number of shares reflect a potential salary for the two executives that only exist if the price of the shares rise above the price appreciation base amount. The Company has no obligation to pay the two executives if the stock does not rise. The Company, at its exclusive option and benefit, can proceed with a private placement at the share price on the date of exercise and the executive will subscribe to this private placement for the entire sum advanced by the Company.

The Company accounts for these Price Appreciation Certificates as an equity instrument due to its exclusive option to require a subscription to the private placement as determined by the fair value of the instruments using a Black-Scholes pricing model.

At December 31, 2021, the 550,400,000 Price Appreciation Certificates outstanding had a weighted average exercise price of $0.03 per share, a weighted average remaining contractual life of 2.51 years, and an aggregate intrinsic value of $0.

At December 31, 2022, the 589,400,000 Price Appreciation Certificates outstanding had a weighted average exercise price of $0.03 per share, a weighted average remaining contractual life of 2.29 years, and an aggregate intrinsic value of $0.

At December 31, 2023, the 689,400,000 Price Appreciation Certificates outstanding had a weighted average exercise price of $0.01 per share, a weighted average remaining contractual life of 2.85 years, and an aggregate intrinsic value of $0.

OPTIONS

The Company has a stock option plan for directors, officers, employees and consultants. The term and vesting conditions of each option may be fixed by the Board of Directors when the option is granted, but the term cannot exceed 10 years. The maximum number of shares that may be reserved for issuance under the plan is fixed at 200,000,000. The maximum number of shares that may be optioned to any one person is 5% of the shares outstanding at the date of the grant. The options granted in 2021, 2022 and 2023 all vested immediately.

The fair value of stock options granted during 2023, 2022 and 2021 was estimated on the dates of grant using the Black-Scholes pricing model based on the following assumptions:

	2023	2022	2021
Volatility	382.6% - 385.8%	370.90%	319.60%
Expected life	5 years	5 years	5 years
Risk-free rate	3.6% - 4.4%	1.74%	0.56%
Dividend yield	-	-	-
Forfeiture rate	0%	0%	0%
Stock Price at Valuation	$0.01	$0.01	$0.01
Exercise Price	0.01 - 0.001	$0.01	$0.01

On August 2, 2023, the Company modified options held by its current directors to reduce the exercise price of 17,000,000 options from $0.01 to $0.001; no other terms were modified. No expense was recorded for this modification since the fair value of the options pre modification and post modification were not different.

On August 16, 2023, the Company delivered 20,000,000 options (exercisable at $0.001 per share and expiring August 16, 2028) to a director in exchange for the cancellation of 20,000,000 Price Appreciation Certificates held by this director. No expense was recorded for this transaction since the fair value of the PAC’s pre-cancellation and the fair value of the options was not different.

At December 31, 2021, the 57,890,000 stock options outstanding had a weighted average exercise price of $0.05 per share, a weighted average remaining contractual life of 1.93 years, and an aggregate intrinsic value of $0.

At December 31, 2022, the 49,200,000 stock options outstanding had a weighted average exercise price of $0.03 per share, a weighted average remaining contractual life of 2.13 years, and an aggregate intrinsic value of $0.

At December 31, 2023, the 85,216,000 stock options outstanding had a weighted average exercise price of $0.008 per share, a weighted average remaining contractual life of 4.03 years, and an aggregate intrinsic value of $553,194.